Fair Value Measurements - Schedule of Carrying Values and Fair Values of Company's Outstanding Debt, Film Related Obligations, and Interest Rate Swaps (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Carrying Value | Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	$ 1,342.3	$ 1,286.2
Level 2 | Fair Value | Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,346.0	1,292.2
Term Loan A
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		396.6	$ 424.2
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		397.3	415.4
Term Loan B
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		816.9	827.2
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		818.1	817.1
Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		1,286.2	1,346.1
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		1,292.2	1,349.9
IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		107.6	140.8
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		109.9	143.8
5.5% Senior Notes
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	699.1	696.6
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	604.9	536.2
Programming Notes
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	75.8	0.0
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	75.8	0.0
Intercompany Revolver | Carrying Value | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	134.4	0.0
Intercompany Revolver | Level 2 | Fair Value | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	134.4	0.0
LGTV Revolver | Carrying Value | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	386.8	569.9
LGTV Revolver | Level 2 | Fair Value | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	390.0	575.0
LGTV Term Loan A | Carrying Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	313.1	396.6
LGTV Term Loan A | Level 2 | Fair Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	313.6	397.3
LGTV Term Loan B | Carrying Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0	816.9
LGTV Term Loan B | Level 2 | Fair Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0	818.1
eOne IP Credit Facility | Carrying Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	325.8	0.0
eOne IP Credit Facility | Level 2 | Fair Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	331.5	0.0
LG IP Credit Facility | Carrying Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	836.0	0.0
LG IP Credit Facility | Level 2 | Fair Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	850.0	0.0
Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		258.7	229.4
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		260.0	231.8
Production Tax Credit Facility | Carrying Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	257.7	258.7
Production Tax Credit Facility | Level 2 | Fair Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	257.8	260.0
Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		285.4	223.7
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		287.3	226.0
Backlog Facility and Other | Carrying Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	178.6	285.4
Backlog Facility and Other | Level 2 | Fair Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	179.0	287.3
Film Library Facility | Carrying Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	85.7	107.6
Film Library Facility | Level 2 | Fair Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	$ 87.5	109.9
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes | Fair Value, Recurring | Level 2
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		696.6	776.0
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		536.2	510.0
Starz Business of Lions Gate Entertainment Corp | Programming Notes | Fair Value, Recurring | Level 2
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		0.0	83.6
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		$ 0.0	$ 83.6